SPDR® Index Shares Funds

One Lincoln Street

Boston, MA 02111

June 9, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Index Shares Funds (“Registrant”)

File Nos.: 333-92106 and 811-21145

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 67 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on June 4, 2014 (Accession No. 0001193125-14-225840).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-2532.

Sincerely,

/s/ Christopher A. Madden
Christopher A. Madden
Secretary

cc:	W. John McGuire, Esq.